UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/22

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Core Plus Fund

SEMI-ANNUAL REPORT October 31, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2022, through October 31, 2022, as provided by primary portfolio managers Gautam Khanna and James DiChiaro of Insight North America LLC, sub-adviser.

Market and Fund Performance Overview

For the six-month period ended October 31, 2022, BNY Mellon Core Plus Fund’s (the “fund”) Class A shares produced a total return of −7.57%, Class C returned −7.91%, Class I returned −7.46 % and Class Y shares produced a total return of −7.43%.1 In comparison, the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”), produced a total return of −6.86% for the period.2

The fixed-income market produced negative returns, on average, over the reporting period, largely due to inflation and higher interest rates. The fund lagged the Index due to asset allocation and security selection in corporate bonds, structured credit and high yield bonds. A shorter relative duration and an underweight to mortgage-backed securities benefited performance.

The Fund’s Investment Approach

The fund seeks high total returns consistent with the preservation of capital. To pursue its goal, the fund primarily invests in a diversified portfolio of fixed-income securities of U.S. and foreign issuers. The fund primarily invests in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by the fund’s sub-adviser. The fund may invest up to 25% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade or the unrated equivalent as determined by the fund’s subadviser.3 Typically, the fund’s portfolio can be expected to have an average effective duration ranging between three and eight years.

In constructing the fund’s portfolio, we rely primarily on proprietary, internally generated credit research focusing on identifying attractive relative values through industry/sector analysis and detailed individual security selection. We analyze issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position, and overall financial strength.

Inflation and Rising Rates Hinder Market

The reporting period was marked by rising inflation and the continued shift in policy by the Federal Reserve (the “Fed”) from accommodation to tightening. Yields on Treasury bonds rose all across the yield curve, and fixed-income returns were broadly negative.

Headline inflation continued to rise, with the CPI reaching a new 40-year high of 8.6% in May and remaining near that level through the period. However, consumer confidence as measured by the Michigan Consumer Sentiment index declined further, to the lowest level in its 70-year history. Despite the evident lack of confidence, job growth continued, with non-farm payroll data exceeding expectations in both May and June. There were some clear positives in the economic data, such as in durable goods orders and in the stabilization in the ISM Purchasing Managers Index.

But the Fed increased the federal funds rate by a combined 1.25 percentage points in the May and June policy meetings, bringing the upper bound of the target rate to 1.75%. The 0.75 percentage point hike in June was the largest single increase in the federal funds rate in 28 years. The Fed followed this up with two additional 0.75 percentage point increases in July and September. Other major central banks also became increasingly hawkish.

Although the Fed will attempt to avoid over tightening and tipping the economy into a serious downturn, the probability of the U.S. entering a meaningful recession has increased. But the odds remain balanced, in our view, and more data on underlying economic and corporate fundamentals will be necessary before it is apparent that a full-blown economic decline is on the horizon.

Although the Fed is undertaking the most aggressive tightening among major central banks, we believe the U.S. economy is potentially the most resilient to higher rates. The labor market is tight, and consumers should be able to absorb higher interest costs. Rising mortgage rates are likely to slow the housing market, but low levels of home building over recent years have reduced the risk of supply overhang.

Corporate Bonds, Structured Credit and High Yield Hindered Performance

Inflation and rising Treasury yields resulted in a market environment in which absolute returns were negative across all segments. But the fund’s underperformance versus the Index was driven largely by unfavorable sector allocation and security selection decisions. This was especially true in corporate bonds, structured credit and high yield bonds.

On a more positive note, the fund’s decisions regarding duration contributed positively to relative performance. The fund maintained a short duration versus the Index, and this was beneficial as Treasury yields rose. In addition, the fund maintained an underweight to mortgage-backed securities, and this was also advantageous.

A Positive Outlook

Given tighter financial conditions and a hawkish Fed, a slowing growth outlook has created a negative environment for credit markets. Spreads in investment-grade credit have widened to levels that historically have only been surpassed during periods of crisis. However, fundamentals appear solid, given low levels of corporate leverage and longer maturity profiles, a combination that should insulate many corporate borrowers from higher rates for some time. Given this backdrop, we see an increased likelihood of a more modest downgrade cycle should it materialize.

Technical factors are also supportive, with issuance down 17% year-to-date versus 2021. As a result, we have become tactically positive on credit markets. Although it is difficult to see

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

significant improvement in the economic outlook over the short term, extreme levels of market pessimism suggest that much of the bad news is already reflected in prices.

November 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 1, 2023, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns would have been lower. BNY Mellon Core Plus Fund (the “fund”) commenced operations after the assets of a predecessor mutual fund reorganized into the fund on February 2, 2018. The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Y shares for the period prior to 2/2/18 (the inception date for Class A, Class C and Class I shares). The total return figures presented for Class Y shares of the fund reflect the performance of the predecessor fund’s Institutional Class shares for the period prior to 2/2/18.

2 Source: Lipper Inc. — The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in any index.

3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. The fund may use derivative instruments, such as options, futures, options on futures, forward contracts and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Core Plus Fund from May 1, 2022 to October 31, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.40	$7.02	$2.18	$2.04
Ending value (after expenses)	$924.30	$920.90	$925.40	$925.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.57	$7.38	$2.29	$2.14
Ending value (after expenses)	$1,021.68	$1,017.90	$1,022.94	$1,023.09
†

Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I and .42% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

October 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0%
Aerospace & Defense - 1.2%
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000		6,091,016
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		6,543,649
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	791,000		681,702
				13,316,367
Agriculture - .4%
Altria Group Inc., Gtd. Notes	4.80	2/14/2029	247,000		227,630
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000		1,717,445
Philip Morris International Inc., Sr. Unscd. Notes	2.10	5/1/2030	2,422,000		1,848,173
				3,793,248
Airlines - 2.1%
Air Canada, Sr. Scd. Notes	3.88	8/15/2026	392,000	[a]	347,428
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,197,001	[a]	1,113,594
American Airlines Inc., Sr. Scd. Notes	5.50	4/20/2026	2,406,000	[a]	2,295,160
American Airlines Inc., Sr. Scd. Notes	5.75	4/20/2029	1,105,000	[a]	1,007,522
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	146,750		130,505
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	217,858		184,920
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,951,017		1,601,798
British Airways Pass Through Trust, Ser. 2020-1, Cl. A	4.25	11/15/2032	579,782	[a]	521,352
Delta Air Lines Inc., Sr. Scd. Notes	4.50	10/20/2025	719,000	[a]	700,911
Delta Air Lines Inc., Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	1,870,283
JetBlue Pass Through Trust, Ser. 2020-1, Cl. 1A	4.00	11/15/2032	7,170,566	[b]	6,333,273
United Airlines Inc., Sr. Scd. Notes	4.38	4/15/2026	424,000	[a]	387,756
United Airlines Inc., Sr. Scd. Notes	4.63	4/15/2029	2,193,000	[a]	1,879,456
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	108,203		97,826
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	920,117		818,498
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,355,213		1,873,262
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,514,374		1,463,536
				22,627,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Asset-Backed Certificates - 4.5%
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2	5.30	6/21/2028	526,000	[a]	519,413
Blackbird Capital Aircraft, Ser. 2021-1A, Cl. A	2.44	7/15/2046	4,582,702	[a]	3,667,861
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,294,627	[a]	2,900,526
DataBank Issuer, Ser. 2021-2A, CI. A2	2.40	10/25/2051	4,198,000	[a]	3,614,261
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I	2.05	11/20/2051	4,330,277	[a]	3,633,285
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I	2.66	4/25/2051	3,471,140	[a]	2,794,670
Flexential Issuer, Ser. 2021-1A, Cl. A2	3.25	11/27/2051	4,035,000	[a]	3,456,447
InStar Leasing III LLC, Ser. 2021-1A, Cl. A	2.30	2/15/2054	1,539,556	[a]	1,286,340
Marlette Funding Trust, Ser. 2022-3A, Cl. A	5.18	11/15/2032	826,000	[a]	818,507
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	7,596,000	[a]	6,377,815
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, 1 Month LIBOR +3.00%	6.59	3/25/2026	3,714,000	[a,c]	3,509,477
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	5.94	4/25/2023	125,000	[a,c]	119,499
Purewest Funding LLC, Ser. 2021-1, Cl. A1	4.09	12/22/2036	2,269,173	[a]	2,144,734
Slam Ltd., Ser. 2021-1A, Cl. A	2.43	6/15/2046	8,495,976	[a]	6,958,415
TIF Funding II LLC, Ser. 2021-1A, Cl. A	1.65	2/20/2046	3,200,781	[a]	2,635,321
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	806,988	[a]	587,967
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A	3.10	5/15/2046	4,355,780	[a]	3,162,601
				48,187,139
Asset-Backed Certificates/Auto Receivables - .3%
Americredit Automobile Receivables Trust, Ser. 2022-1, CI. A2	2.05	1/20/2026	1,500,207		1,478,689
OSCAR US Funding Trust IX LLC, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	460,319	[a]	459,063
OSCAR US Funding Trust VIII LLC, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	306,743	[a]	306,536
Santander Drive Auto Receivables Trust, Ser. 2022-5, CI. A3	4.11	8/17/2026	1,171,000		1,144,697
				3,388,985

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Asset-Backed Certificates/Student Loans - .6%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	2,677,368	[a]	2,381,318
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	8,405	[a]	8,383
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	225,694	[a]	220,804
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. A	0.84	5/15/2069	740,339	[a]	626,026
Navient Private Education Refi Loan Trust, Ser. 2021-A, Cl. B	2.24	5/15/2069	766,000	[a]	520,946
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	99,025	[a]	94,781
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +0.75%	4.16	10/15/2035	60,726	[a,c]	59,845
SoFi Professional Loan Program LLC, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,029,241
				5,941,344
Automobiles & Components - 2.4%
Ford Motor Credit Co., Sr. Unscd. Notes	2.30	2/10/2025	8,740,000		7,921,936
Ford Motor Credit Co., Sr. Unscd. Notes	3.37	11/17/2023	2,035,000		1,967,005
Ford Motor Credit Co., Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		2,771,731
General Motors Co., Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,387,905
General Motors Financial Co., Sr. Unscd. Notes	2.35	1/8/2031	7,880,000		5,777,147
General Motors Financial Co., Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		3,540,393
Stellantis Finance US Inc., Gtd. Notes	2.69	9/15/2031	1,551,000	[a]	1,106,488
				25,472,605
Banks - 6.9%
ABN AMRO Bank NV, Sub. Notes	4.75	7/28/2025	635,000	[a]	600,058
ABN AMRO Bank NV, Sub. Notes	4.80	4/18/2026	800,000	[a]	748,768
AIB Group PLC, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,434,806
Bank of America Corp., Sr. Unscd. Notes	3.00	12/20/2023	353,000		351,740
Bank of America Corp., Sr. Unscd. Notes	3.37	1/23/2026	588,000		554,520
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,132,605
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,527,809
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	230,000		208,246

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Banks - 6.9% (continued)
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		4,672,101
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,129,718
Citigroup Inc., Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	3,944,000	[d]	3,336,624
Citigroup Inc., Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		2,514,874
Citigroup Inc., Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		2,252,504
Citigroup Inc., Sub. Notes	4.60	3/9/2026	181,000		173,616
Citigroup Inc., Sub. Notes	4.75	5/18/2046	830,000		643,919
Citigroup Inc., Sub. Notes	5.30	5/6/2044	174,000		146,995
Credit Suisse Group AG, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,547,260
Credit Suisse Group AG, Sr. Unscd. Notes	3.09	5/14/2032	722,000	[a]	495,996
Credit Suisse Group AG, Sr. Unscd. Notes	6.54	8/12/2033	914,000	[a]	796,753
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,098,560
HSBC Capital Funding Dollar 1 LP, Gtd. Notes	10.18	6/30/2030	325,000	[a,d]	400,082
HSBC Holdings PLC, Jr. Sub. Notes	4.60	12/17/2030	5,303,000	[d]	3,511,647
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000		5,132,527
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000		7,931,219
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		257,108
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,502,388
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,218,515
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		6,259,641
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,382,566
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.50	11/16/2026	182,000		167,050
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000		629,294
The Goldman Sachs Group Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,070,168
The Goldman Sachs Group Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000		1,682,295
The Goldman Sachs Group Inc., Sr. Unscd. Notes, 3 Month LIBOR +1.60%	4.64	11/29/2023	1,125,000	[c]	1,128,561
The Goldman Sachs Group Inc., Sr. Unscd. Notes, 3 Month LIBOR +1.75%	6.12	10/28/2027	250,000	[c]	247,697

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Banks - 6.9% (continued)
The PNC Financial Services Group Inc., Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		1,835,872
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB	3.90	3/15/2026	5,274,000	[d]	4,480,922
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	4,651,000		3,299,441
				73,504,465
Beverage Products - .4%
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.00	4/13/2028	605,000		572,162
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.50	6/1/2050	2,785,000	[b]	2,277,170
Anheuser-Busch InBev Worldwide Inc., Gtd. Notes	4.70	2/1/2036	1,385,000		1,253,704
				4,103,036
Building Materials - ..2%
Builders FirstSource Inc., Gtd. Notes	6.38	6/15/2032	431,000	[a,b]	397,434
CEMEX SAB de CV, Gtd. Notes	7.38	6/5/2027	285,000	[a]	282,820
Masonite International Corp., Gtd. Notes	3.50	2/15/2030	368,000	[a]	292,983
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes	6.00	11/1/2028	1,835,000	[a]	1,546,575
				2,519,812
Chemicals - 1.6%
Alpek SAB de CV, Gtd. Notes	3.25	2/25/2031	2,369,000	[a]	1,816,895
Braskem Idesa SAPI, Sr. Scd. Notes	6.99	2/20/2032	3,785,000	[a]	2,540,852
Braskem Idesa SAPI, Sr. Scd. Notes	7.45	11/15/2029	2,257,000	[a]	1,732,191
Braskem Netherlands Finance BV, Gtd. Notes	5.88	1/31/2050	3,008,000	[a]	2,192,832
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	5,201,000		4,910,843
Orbia Advance Corp., Gtd. Notes	2.88	5/11/2031	3,896,000	[a]	2,882,543
SABIC Capital II BV, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	737,364
Trinseo Materials Finance Inc., Gtd. Bonds	5.13	4/1/2029	690,000	[a]	392,576
				17,206,096
Collateralized Loan Obligations Debt - 6.2%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, 3 Month LIBOR +2.00%	6.24	4/20/2033	275,000	[a,c]	248,896
Apidos XXXIX CLO, Ser. 2022-39A, Cl. A1, 3 Month TSFR +1.30%	5.29	4/21/2035	5,000,000	[a,c]	4,807,895
Cerberus Loan Funding XXVII LP CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	5.88	1/15/2032	5,000,000	[a,c]	4,843,877

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Collateralized Loan Obligations Debt - 6.2% (continued)
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, 3 Month LIBOR +1.55%	5.63	10/15/2033	1,800,000	[a,c]	1,687,081
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25%	6.08	5/5/2032	6,030,000	[a,c]	5,435,084
GPMT Ltd. CLO, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	5.85	2/22/2036	6,132,000	[a,c]	6,052,060
IVY Hill Middle Market Credit Fund XII Ltd. CLO, Ser. 12A, CI. A2AR, 3 Month LIBOR +1.90%	6.14	7/20/2033	340,000	[a,c]	299,365
IVY Hill Middle Market Credit Fund XVIII Ltd. CLO, Ser. 18A, Cl. A, 3 Month LIBOR +1.50%	5.82	4/22/2033	7,850,000	[a,c]	7,337,096
MCF IX Ltd. CLO, Ser. 2019-1A, Cl. A1R, 3 Month TSFR +1.50%	5.36	7/17/2031	4,979,000	[a,c]	4,840,252
MF1 Ltd. CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	4.89	10/16/2036	6,578,500	[a,c]	6,286,169
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, 1 Month SOFR +1.35%	4.24	2/19/2037	3,435,500	[a,c]	3,271,582
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, CI. A, 3 Month TSFR +1.30%	5.13	4/14/2035	5,680,688	[a,c]	5,486,738
VCP II Ltd. CLO, Ser. 2021-2A, Cl. A1, 3 Month LIBOR +1.67%	5.75	4/15/2031	12,500,000	[a,c]	12,325,612
Woodmont LP CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	6.44	4/20/2032	3,500,500	[a,c]	3,176,146
				66,097,853
Commercial & Professional Services - 1.0%
Ashtead Capital Inc., Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,218,217
Ashtead Capital Inc., Gtd. Notes	4.25	11/1/2029	200,000	[a]	174,161
Atento Luxco 1 SA, Sr. Scd. Notes	8.00	2/10/2026	1,065,000	[a]	422,645
DP World Ltd., Sr. Unscd. Notes	6.85	7/2/2037	690,000		665,262
ERAC USA Finance LLC, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	2,373,061
ERAC USA Finance LLC, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	1,827,697
Global Payments Inc., Sr. Unscd. Notes	5.40	8/15/2032	1,785,000		1,650,134
Prime Security Services Borrower LLC, Sr. Scd. Notes	3.38	8/31/2027	2,188,000	[a]	1,898,574
Triton Container International Ltd., Gtd. Notes	3.15	6/15/2031	1,146,000	[a]	846,298
				11,076,049
Commercial Mortgage Pass-Through Certificates - 1.3%
BXHPP Trust, Ser. 2021-FILM, Cl. C, 1 Month LIBOR +1.10%	4.51	8/15/2036	1,181,000	[a,c]	1,086,320

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Commercial Mortgage Pass-Through Certificates - 1.3% (continued)
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,438,770
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	480,160
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	788,984
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1	0.94	10/25/2058	1,572,015	[a]	1,469,084
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, CI. A1	2.28	1/25/2026	6,980,886	[a]	5,652,844
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	6.24	8/25/2025	125,000	[a,c]	122,840
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	31	[a]	30
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,545,390	[a]	1,488,568
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	248,882	[a]	235,243
				13,762,843
Consumer Discretionary - .5%
Lions Gate Capital Holdings LLC, Gtd. Notes	5.50	4/15/2029	2,511,000	[a]	1,912,064
Warnermedia Holdings Inc., Gtd. Notes	3.64	3/15/2025	3,155,000	[a]	2,976,511
				4,888,575
Consumer Staples - .2%
Newell Brands Inc., Sr. Unscd. Notes	6.38	9/15/2027	1,006,000		984,477
Newell Brands Inc., Sr. Unscd. Notes	6.63	9/15/2029	892,000		873,157
				1,857,634
Diversified Financials - 1.7%
AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	3,705,000		2,785,141
Ally Financial Inc., Gtd. Notes	8.00	11/1/2031	4,581,000		4,704,273
Intercontinental Exchange Inc., Sr. Unscd. Notes	4.35	6/15/2029	2,438,000		2,304,920
LSEGA Financing PLC, Gtd. Notes	1.38	4/6/2026	3,953,000	[a]	3,436,782
LSEGA Financing PLC, Gtd. Notes	2.50	4/6/2031	1,701,000	[a]	1,355,395
Synchrony Financial, Sr. Unscd. Notes	2.88	10/28/2031	5,327,000		3,750,725
				18,337,236
Energy - 5.1%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	460,287

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Energy - 5.1% (continued)
Aker BP ASA, Gtd. Notes	3.10	7/15/2031	2,948,000	[a]	2,319,695
Baker Hughes Holdings LLC, Sr. Unscd. Notes	2.06	12/15/2026	2,337,000		2,043,189
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000		506,594
CITGO Petroleum Corp., Sr. Scd. Notes	7.00	6/15/2025	1,596,000	[a]	1,573,464
DT Midstream Inc., Sr. Scd. Notes	4.30	4/15/2032	2,982,000	[a]	2,568,277
Ecopetrol SA, Sr. Unscd. Notes	5.88	5/28/2045	525,000		320,654
EIG Pearl Holdings Sarl, Sr. Scd. Bonds	4.39	11/30/2046	5,110,000	[a]	3,493,452
Endeavor Energy Resources LP, Sr. Unscd. Notes	5.75	1/30/2028	3,086,000	[a]	3,004,959
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000		1,438,403
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	225,000		209,784
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	1,703,000		1,296,048
Energy Transfer LP, Sr. Unscd. Notes	5.15	2/1/2043	1,085,000		838,160
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	2,616,000		1,641,266
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	4,261,000		2,839,250
Enterprise Products Operating LLC, Gtd. Notes	5.38	2/15/2078	64,000		46,407
EQT Corp., Sr. Unscd. Notes	5.68	10/1/2025	792,000		783,757
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes	6.75	1/15/2027	788,000	[a]	716,100
Kinder Morgan Inc., Gtd. Notes	7.75	1/15/2032	2,290,000		2,492,423
Kinder Morgan Inc., Gtd. Notes	8.05	10/15/2030	238,000		253,881
Korea National Oil Corp., Sr. Unscd. Notes	1.75	4/18/2025	1,934,000	[a,b]	1,772,432
Motiva Enterprises LLC, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	285,338
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000		793,471
MPLX LP, Sr. Unscd. Notes	4.25	12/1/2027	168,000		155,042
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	535,000		389,002
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		947,161
NGPL PipeCo LLC, Sr. Unscd. Notes	3.25	7/15/2031	2,644,000	[a]	2,067,442
NGPL PipeCo LLC, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,176,883
Parkland Corp., Gtd. Notes	4.50	10/1/2029	3,911,000	[a]	3,301,119
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000	[b]	514,402
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		139,618
Saudi Arabian Oil Co., Sr. Unscd. Notes	2.25	11/24/2030	3,988,000	[a]	3,157,766
Targa Resources Partners LP, Gtd. Notes	5.00	1/15/2028	1,136,000		1,050,089

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Energy - 5.1% (continued)
Targa Resources Partners LP, Gtd. Notes	5.50	3/1/2030	4,495,000		4,157,088
The Williams Companies Inc., Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		154,425
The Williams Companies Inc., Sr. Unscd. Notes	4.50	11/15/2023	980,000		977,386
The Williams Companies Inc., Sr. Unscd. Notes	6.30	4/15/2040	920,000		888,319
Transcontinental Gas Pipe Line Co., Sr. Unscd. Notes	3.95	5/15/2050	1,583,000		1,131,160
Valero Energy Corp., Sr. Unscd. Notes	4.00	6/1/2052	1,576,000		1,117,506
				54,021,699
Food Products - 1.3%
Bimbo Bakeries USA Inc., Gtd. Notes	4.00	5/17/2051	2,595,000	[a]	1,820,843
BRF SA, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a,b]	1,453,529
JBS USA, Gtd. Notes	3.63	1/15/2032	1,477,000	[a]	1,146,824
JBS USA Food Co., Gtd. Notes	3.75	12/1/2031	368,000	[a]	289,122
Kraft Heinz Foods Co., Gtd. Notes	5.50	6/1/2050	1,351,000		1,240,093
MARB BondCo PLC, Gtd. Bonds	3.95	1/29/2031	1,426,000	[a]	1,059,297
NBM US Holdings Inc., Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,415,189
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		5,132,858
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		186,555
				13,744,310
Foreign Governmental - .8%
Chile, Sr. Unscd. Notes	3.24	2/6/2028	3,732,000		3,357,568
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000		2,127,746
Saudi, Sr. Unscd. Notes	5.50	10/25/2032	2,280,000	[a]	2,312,775
Ukraine, Sr. Unscd. Notes	7.25	3/15/2035	2,223,000	[a]	353,404
Ukraine, Sr. Unscd. Notes	7.38	9/25/2034	1,255,000	[a]	202,369
				8,353,862
Forest Products & Paper - .4%
Inversiones CMPC SA, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	2,629,525
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,216,575
				3,846,100
Health Care - 2.5%
AbbVie Inc., Sr. Unscd. Notes	4.05	11/21/2039	2,088,000		1,684,861
Alcon Finance Corp., Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	2,234,527
Bayer US Finance II LLC, Gtd. Notes	4.63	6/25/2038	1,807,000	[a]	1,480,879
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,030,680
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,177,639
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		1,704,361

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Health Care - 2.5% (continued)
CVS Health Corp., Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,251,055
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	355,000		333,422
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	700,000		595,906
HCA Inc., Gtd. Notes	3.13	3/15/2027	851,000	[a]	753,082
Organon & Co., Sr. Scd. Notes	4.13	4/30/2028	400,000	[a]	353,094
Organon & Co., Sr. Unscd. Notes	5.13	4/30/2031	200,000	[a]	170,190
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000		1,649,785
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000		3,220,420
STERIS Irish FinCo Unlimited Co., Gtd. Notes	2.70	3/15/2031	1,724,000		1,342,151
Tenet Healthcare Corp., Sr. Scd. Notes	4.88	1/1/2026	1,446,000	[a]	1,369,232
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	5.13	5/9/2029	555,000	[b]	477,611
UnitedHealth Group Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000		2,105,246
UnitedHealth Group Inc., Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		1,520,263
				26,454,404
Industrial - .3%
Penske Truck Leasing Co., Sr. Unscd. Notes	1.20	11/15/2025	3,470,000	[a]	2,996,852
Sydney Airport Finance Co., Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	65,353
				3,062,205
Information Technology - .3%
Take-Two Interactive Software Inc., Sr. Unscd. Notes	3.70	4/14/2027	1,104,000		1,020,435
Vmware Inc., Sr. Unscd. Notes	2.20	8/15/2031	3,657,000		2,665,917
				3,686,352
Insurance - 3.2%
Allianz SE, Jr. Sub. Bonds	3.20	10/30/2027	1,800,000	[a,d]	1,220,040
Allianz SE, Jr. Sub. Notes	3.50	11/17/2025	1,600,000	[a,d]	1,267,199
American International Group Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		3,245,197
Jackson National Life Global Funding, Scd. Notes	1.75	1/12/2025	4,774,000	[a]	4,383,320
Massachusetts Mutual Life Insurance Co., Sub. Notes	4.90	4/1/2077	179,000	[a]	138,210
MetLife Inc., Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	7,316,302
MetLife Inc., Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		3,572,582
Principal Financial Group Inc., Gtd. Bonds, 3 Month LIBOR +3.04%	5.95	5/15/2055	3,110,000	[c]	3,005,038
Prudential Financial Inc., Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,075,229

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Insurance - 3.2% (continued)
Prudential Financial Inc., Jr. Sub. Notes	5.70	9/15/2048	264,000		241,895
The Allstate Corp., Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		2,255,623
				33,720,635
Internet Software & Services - .5%
Cablevision Lightpath LLC, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	170,311
Meta Platforms Inc., Sr. Unscd. Notes	4.45	8/15/2052	3,235,000	[a]	2,406,402
Netflix Inc., Sr. Unscd. Notes	5.88	11/15/2028	1,184,000		1,178,080
Prosus NV, Sr. Unscd. Notes	3.26	1/19/2027	1,820,000	[a]	1,500,074
				5,254,867
Materials - 1.0%
Ardagh Metal Packaging Finance USA LLC, Sr. Scd. Notes	6.00	6/15/2027	200,000	[a]	192,222
Ardagh Metal Packaging Finance USA LLC, Sr. Unscd. Notes	4.00	9/1/2029	797,000	[a]	606,652
Berry Global Inc., Sr. Scd. Notes	0.95	2/15/2024	6,604,000		6,212,656
LABL Inc., Sr. Scd. Notes	5.88	11/1/2028	1,240,000	[a]	1,079,463
Sealed Air Corp., Sr. Scd. Notes	1.57	10/15/2026	3,734,000	[a]	3,128,764
				11,219,757
Media - 1.4%
AMC Networks Inc., Gtd. Notes	4.25	2/15/2029	4,800,000	[b]	3,717,816
Charter Communications Operating LLC, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,115,061
Charter Communications Operating LLC, Sr. Scd. Notes	5.75	4/1/2048	2,154,000		1,731,957
Comcast Corp., Gtd. Notes	4.15	10/15/2028	55,000		51,645
CSC Holdings LLC, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,273,429
CSC Holdings LLC, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,085,294
Radiate Holdco LLC, Sr. Scd. Notes	4.50	9/15/2026	488,000	[a]	413,346
Scripps Escrow II Inc., Sr. Scd. Notes	3.88	1/15/2029	266,000	[a]	220,068
UPC Broadband Finco BV, Sr. Scd. Notes	4.88	7/15/2031	4,750,000	[a]	4,000,498
Virgin Media Finance PLC, Gtd. Notes	5.00	7/15/2030	397,000	[a]	318,891
				14,928,005
Metals & Mining - .7%
Alcoa Nederland Holding BV, Gtd. Notes	5.50	12/15/2027	1,580,000	[a]	1,473,407
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000		1,659,962
Glencore Funding LLC, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,150,476
Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	947,631

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Metals & Mining - .7% (continued)
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	1,975,000		1,922,665
				7,154,141
Municipal Securities - .7%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		4,284,115
California, GO (Build America Bonds)	7.55	4/1/2039	270,000		323,895
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,000,275
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000		1,974,223
				7,582,508
Real Estate - 1.9%
Crown Castle Inc., Sr. Unscd. Notes	1.05	7/15/2026	7,410,000	[b]	6,241,866
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000		1,146,729
GLP Capital LP, Gtd. Notes	3.25	1/15/2032	1,100,000		822,415
Iron Mountain Inc., Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,625,577
Iron Mountain Inc., Gtd. Notes	5.00	7/15/2028	312,000	[a]	279,568
SBA Tower Trust, Asset Backed Notes	2.59	10/15/2031	3,251,000	[a]	2,450,198
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	7,915,606
WEA Finance LLC, Gtd. Notes	4.63	9/20/2048	148,000	[a]	95,429
				20,577,388
Retailing - .2%
Macy's Retail Holdings LLC, Gtd. Notes	5.88	3/15/2030	2,230,000	[a]	1,876,378
Murphy Oil USA Inc., Gtd. Notes	3.75	2/15/2031	643,000	[a]	536,704
				2,413,082
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc., Gtd. Notes	3.75	2/15/2051	1,103,000	[a]	709,065
Broadcom Inc., Gtd. Notes	4.15	11/15/2030	2,922,000		2,516,706
Broadcom Inc., Sr. Unscd. Notes	3.47	4/15/2034	5,975,000	[a]	4,480,484
Broadcom Inc., Sr. Unscd. Notes	4.93	5/15/2037	3,960,000	[a]	3,271,659
Micron Technology Inc., Sr. Unscd. Notes	2.70	4/15/2032	1,175,000		862,249
NXP BV, Gtd. Notes	4.30	6/18/2029	1,708,000		1,538,772
				13,378,935
Technology Hardware & Equipment - 1.1%
Dell International LLC, Gtd. Notes	3.45	12/15/2051	3,797,000	[a]	2,154,808
Dell International LLC, Sr. Unscd. Notes	5.85	7/15/2025	1,233,000		1,234,581
Dell International LLC, Sr. Unscd. Notes	6.02	6/15/2026	1,265,000		1,263,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Technology Hardware & Equipment - 1.1% (continued)
Dell International LLC, Sr. Unscd. Notes	8.35	7/15/2046	550,000		585,059
HP Inc., Sr. Unscd. Notes	1.45	6/17/2026	5,797,000		4,956,250
Kyndryl Holdings Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,104,000		864,167
Western Digital Corp., Sr. Unscd. Notes	2.85	2/1/2029	1,048,000		811,655
				11,870,221
Telecommunication Services - 1.4%
AT&T Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		933,505
AT&T Inc., Sr. Unscd. Notes	3.55	9/15/2055	7,416,000		4,735,403
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.00	5/1/2028	1,271,000	[a]	1,114,495
Frontier Communications Holdings LLC, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	152,929
Kenbourne Invest SA, Gtd. Notes	4.70	1/22/2028	1,754,000	[a]	1,286,201
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	1,010,000		761,241
T-Mobile USA Inc., Sr. Unscd. Notes	2.40	3/15/2029	2,093,000		1,711,801
Verizon Communications Inc., Sr. Unscd. Notes	2.55	3/21/2031	3,008,000		2,378,937
Verizon Communications Inc., Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		1,844,960
				14,919,472
Transportation - .5%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	3,142,000		2,495,672
Simpar Europe SA, Gtd. Notes	5.20	1/26/2031	3,614,000	[a]	2,619,391
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	98,000		70,187
				5,185,250
U.S. Government Agencies Collateralized Mortgage Obligations - .5%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA	1.00	8/15/2047	5,758,926	[e]	5,004,930
U.S. Government Agencies Mortgage-Backed - 25.1%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050			8,686,146	[e]	6,886,279
2.50%, 7/1/2050-11/1/2050			10,724,620	[e]	8,983,334
3.00%, 9/1/2047-3/1/2050			6,809,923	[e]	5,874,712
3.50%, 8/1/2046			4,021,593	[e]	3,641,883
4.50%, 6/1/2052-10/1/2052			9,682,137	[e]	9,105,958
5.00%, 9/1/2052			6,094,209	[e]	5,939,407
5.50%, 9/1/2052-11/1/2052			8,588,737	[e]	8,625,791
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			20,586,946	[e]	16,884,458

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
U.S. Government Agencies Mortgage-Backed - 25.1% (continued)
2.00%, 3/1/2036-9/1/2050			21,250,132	[e]	18,059,487
2.50%, 5/1/2037-4/1/2051			17,385,536	[e]	14,870,805
3.00%, 10/1/2030-5/1/2050			21,667,392	[e]	19,277,835
3.50%, 11/1/2042-6/1/2052			49,233,783	[e]	43,828,223
4.00%, 5/1/2052-7/1/2052			43,863,408	[e]	40,066,411
4.50%, 8/1/2048-7/1/2052			22,944,099	[e]	21,672,969
5.00%, 7/1/2052-9/1/2052			15,051,042	[e]	14,572,388
5.50%, 12/1/2052			5,415,000	[e]	5,420,923
Government National Mortgage Association II:
2.00%, 10/20/2050			8,215,444		6,713,662
2.50%, 11/20/2046-10/20/2050			10,907,582		9,339,945
3.00%, 8/20/2046-12/20/2048			6,549,879		5,798,141
4.00%, 1/20/2048			834,961		782,856
4.50%, 7/20/2048			1,586,171		1,522,933
				267,868,400
U.S. Treasury Securities - 10.6%
U.S. Treasury Bonds	1.25	5/15/2050	3,514,700		1,812,336
U.S. Treasury Bonds	1.38	8/15/2050	25,891,100		13,812,295
U.S. Treasury Bonds	1.63	11/15/2050	6,345,500		3,631,311
U.S. Treasury Bonds	1.75	8/15/2041	8,927,200		5,830,578
U.S. Treasury Bonds	1.88	11/15/2051	9,797,000		5,971,769
U.S. Treasury Bonds	2.25	2/15/2052	4,883,400		3,276,456
U.S. Treasury Bonds	2.38	5/15/2051	1,892,000		1,310,912
U.S. Treasury Bonds	2.88	5/15/2052	4,520,000		3,509,356
U.S. Treasury Bonds	3.00	8/15/2052	2,516,000		2,015,552
U.S. Treasury Bonds	3.13	2/15/2042	30,618,300		25,439,502
U.S. Treasury Bonds	3.38	8/15/2042	1,578,000	[b]	1,361,765
U.S. Treasury Notes	0.63	11/30/2027	18,803,200		15,708,017
U.S. Treasury Notes	1.88	2/15/2032	357,000		296,924
U.S. Treasury Notes	2.75	8/15/2032	15,332,600	[b]	13,722,677
U.S. Treasury Notes	3.13	8/31/2027	3,214,000		3,059,577
U.S. Treasury Notes	3.13	8/31/2029	8,052,600		7,547,425
U.S. Treasury Notes	3.25	6/30/2029	1,394,900		1,317,418
U.S. Treasury Notes	4.13	9/30/2027	2,950,000		2,934,213
				112,558,083
Utilities - 5.7%
AES Andes SA, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,051,893
AES Panama Generation Holdings Srl, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	1,604,174
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000		3,238,378
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		3,154,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Utilities - 5.7% (continued)
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000		3,968,490
Black Hills Corp., Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,204,298
Black Hills Corp., Sr. Unscd. Notes	4.25	11/30/2023	100,000		99,094
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000		859,850
Consolidated Edison Company of New York Inc., Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		1,293,255
Consorcio Transmantaro SA, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a]	639,622
Duke Energy Carolinas LLC, First Mortgage Bonds	3.95	11/15/2028	4,445,000		4,144,608
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	355,000		319,597
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	4,550,000		3,773,576
Edison International, Jr. Sub. Bonds, Ser. A	5.38	3/15/2026	4,365,000	[d]	3,572,316
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,423,579
EDP Finance BV, Gtd. Notes	6.30	10/11/2027	363,000	[a]	361,780
Enel Finance America LLC, Gtd. Notes	7.10	10/14/2027	820,000	[a]	818,105
Enel Finance International NV, Gtd. Notes	7.50	10/14/2032	871,000	[a]	873,608
Entergy Corp., Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,381,992
Evergy Metro Inc., Sr. Scd. Notes	4.20	6/15/2047	167,000		128,739
Exelon Corp., Sr. Unscd. Notes	3.40	4/15/2026	91,000		84,971
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		5,238,553
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	5.35	7/15/2047	1,379,000		1,140,805
IPALCO Enterprises Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000		1,561,381
Jersey Central Power & Light Co., Sr. Unscd. Notes	2.75	3/1/2032	1,810,000	[a]	1,410,126
Light Servicos de Eletricidade SA, Gtd. Notes	4.38	6/18/2026	4,082,000	[a]	3,320,891
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,107,745
NiSource Inc., Jr. Sub. Bonds	5.65	6/15/2023	134,000	[d]	123,950
NiSource Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,117,379
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,695,379
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	2,598,000		1,589,578
Piedmont Natural Gas Co., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		2,892,696
Puget Energy Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000		1,413,266

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.0% (continued)
Utilities - 5.7% (continued)
Rochester Gas & Electric Corp., First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	1,779,552
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		568,887
Southern Co. Gas Capital Corp., Gtd. Notes	3.95	10/1/2046	98,000		69,441
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	211,000		158,378
				61,184,281
Total Bonds and Notes (cost $1,229,525,196)			1,044,069,254
	Annualized Yield (%)
Short-Term Investments - 1.0%
U.S. Government Securities
U.S. Treasury Bills (cost $10,580,760)	12.47	3/9/2023	10,735,000	[f]	10,575,454
	1-Day Yield (%)		Shares
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,196,117)	3.23		14,196,117	[g]	14,196,117

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,370,516)	3.23	10,370,516	[g] 10,370,516
Total Investments (cost $1,264,672,589)		101.3%	1,079,211,341
Liabilities, Less Cash and Receivables		(1.3%)	(13,727,971)
Net Assets		100.0%	1,065,483,370

GO—General Obligation

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, these securities were valued at $312,549,693 or 29.33% of net assets.

b Security, or portion thereof, on loan. At October 31, 2022, the value of the fund’s securities on loan was $25,229,024 and the value of the collateral was $25,930,204, consisting of cash collateral of $10,370,516 and U.S. Government & Agency securities valued at $15,559,688. In addition, the value of collateral may include pending sales that are also on loan.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Security is a discount security. Income is recognized through the accretion of discount.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	26.9
Financial	13.3
Government	13.1
Collateralized Loan Obligations	6.2
Utilities	5.7
Consumer, Non-cyclical	5.5
Asset Backed Securities	5.4
Consumer, Cyclical	5.4
Energy	5.1
Industrial	3.3
Communications	3.3
Technology	2.7
Basic Materials	2.6
Investment Companies	2.3
Banks	.4
Beverages	.1
101.3

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 4/30/2022	Purchases ($)†	Sales ($)	Value ($) 10/31/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	17,458,656	260,318,976	(263,581,515)	14,196,117	142,759
Investment of Cash Collateral for Securities Loaned - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.0%	2,784,305	89,891,353	(82,305,142)	10,370,516	33,930	††
Total - 2.3%	20,242,961	350,210,329	(345,886,657)	24,566,633	176,689

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 5 Year Notes	60	12/30/2022	6,407,660	6,395,625	(12,035)
U.S. Treasury Long Bond	723	12/20/2022	96,856,682	87,121,500	(9,735,182)
Futures Short
U.S. Treasury 10 Year Notes	192	12/20/2022	21,386,348	21,234,000	152,348
U.S. Treasury 2 Year Notes	72	12/30/2022	14,794,242	14,715,562	78,680
U.S. Treasury Ultra Long Bond	85	12/20/2022	11,782,775	10,850,781	931,994
Ultra 10 Year U.S. Treasury Notes	678	12/20/2022	84,391,073	78,637,410	5,753,663
Gross Unrealized Appreciation				6,916,685
Gross Unrealized Depreciation				(9,747,217)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $25,229,024)—Note 1(c):
Unaffiliated issuers	1,240,105,956	1,054,644,708
Affiliated issuers	24,566,633	24,566,633
Receivable for shares of Common Stock subscribed		9,979,303
Dividends, interest and securities lending income receivable		8,235,709
Cash collateral held by broker—Note 4		1,501,053
Receivable for investment securities sold		1,323,033
Receivable for futures variation margin—Note 4		149,829
Prepaid expenses		50,861
		1,100,451,129
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		421,179
Cash overdraft due to Custodian		92,649
Payable for investment securities purchased		21,958,543
Liability for securities on loan—Note 1(c)		10,370,516
Payable for shares of Common Stock redeemed		1,919,092
Directors’ fees and expenses payable		20,996
Other accrued expenses		184,784
		34,967,759
Net Assets ($)		1,065,483,370
Composition of Net Assets ($):
Paid-in capital		1,329,622,737
Total distributable earnings (loss)		(264,139,367)
Net Assets ($)		1,065,483,370

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	297,804,274	14,995,265	751,576,708	1,107,123
Shares Outstanding	34,022,749	1,712,119	85,852,817	126,426
Net Asset Value Per Share ($)	8.75	8.76	8.75	8.76

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2022 (Unaudited)

Investment Income ($):
Income:
Interest (net of $15,843 foreign taxes withheld at source)	22,128,972
Dividends from affiliated issuers	142,759
Income from securities lending—Note 1(c)	33,930
Total Income	22,305,661
Expenses:
Management fee—Note 3(a)	2,171,882
Shareholder servicing costs—Note 3(c)	902,317
Professional fees	70,796
Registration fees	68,368
Distribution fees—Note 3(b)	61,730
Directors’ fees and expenses—Note 3(d)	61,614
Prospectus and shareholders’ reports	32,021
Loan commitment fees—Note 2	13,911
Custodian fees—Note 3(c)	13,415
Chief Compliance Officer fees—Note 3(c)	9,556
Miscellaneous	35,691
Total Expenses	3,441,301
Less—reduction in expenses due to undertaking—Note 3(a)	(149,123)
Less—reduction in fees due to earnings credits—Note 3(c)	(5,196)
Net Expenses	3,286,982
Net Investment Income	19,018,679
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(81,382,464)
Net realized gain (loss) on futures	28,156,685
Net realized gain (loss) on swap agreements	(194,841)
Net Realized Gain (Loss)	(53,420,620)
Net change in unrealized appreciation (depreciation) on investments	(40,779,337)
Net change in unrealized appreciation (depreciation) on futures	(18,982,875)
Net Change in Unrealized Appreciation (Depreciation)	(59,762,212)
Net Realized and Unrealized Gain (Loss) on Investments	(113,182,832)
Net (Decrease) in Net Assets Resulting from Operations	(94,164,153)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Operations ($):
Net investment income	19,018,679	35,376,357
Net realized gain (loss) on investments	(53,420,620)	(11,209,384)
Net change in unrealized appreciation (depreciation) on investments	(59,762,212)	(158,440,009)
Net Increase (Decrease) in Net Assets Resulting from Operations	(94,164,153)	(134,273,036)
Distributions ($):
Distributions to shareholders:
Class A	(4,797,818)	(12,316,887)
Class C	(181,033)	(479,223)
Class I	(14,328,536)	(39,969,261)
Class Y	(20,545)	(85,422)
Total Distributions	(19,327,932)	(52,850,793)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,513,161	37,337,048
Class C	1,343,609	5,493,239
Class I	196,945,593	605,025,110
Class Y	102,457	390,086
Distributions reinvested:
Class A	4,383,013	11,327,596
Class C	180,678	477,418
Class I	14,307,284	39,914,935
Class Y	15,300	72,894
Cost of shares redeemed:
Class A	(30,858,314)	(71,983,703)
Class C	(2,494,375)	(6,826,242)
Class I	(391,081,471)	(618,326,263)
Class Y	(420,855)	(1,247,479)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(195,063,920)	1,654,639
Total Increase (Decrease) in Net Assets	(308,556,005)	(185,469,190)
Net Assets ($):
Beginning of Period	1,374,039,375	1,559,508,565
End of Period	1,065,483,370	1,374,039,375

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,370,210	3,469,588
Shares issued for distributions reinvested	475,083	1,061,018
Shares redeemed	(3,338,129)	(6,771,515)
Net Increase (Decrease) in Shares Outstanding	(1,492,836)	(2,240,909)
Class Ca
Shares sold	143,420	510,079
Shares issued for distributions reinvested	19,577	44,677
Shares redeemed	(267,453)	(639,940)
Net Increase (Decrease) in Shares Outstanding	(104,456)	(85,184)
Class Ib
Shares sold	21,101,987	56,790,336
Shares issued for distributions reinvested	1,547,835	3,739,942
Shares redeemed	(42,243,620)	(58,739,715)
Net Increase (Decrease) in Shares Outstanding	(19,593,798)	1,790,563
Class Y
Shares sold	11,244	35,731
Shares issued for distributions reinvested	1,655	6,801
Shares redeemed	(45,216)	(120,535)
Net Increase (Decrease) in Shares Outstanding	(32,317)	(78,003)

[a]

During the period ended October 31, 2022, 84 Class C shares representing $796 were automatically converted to 85 Class A shares and during the period ended April 30, 2022, 3,388 Class C shares representing $35,973 were automatically converted to 3,391 Class A shares.

[b]	During the period ended October 31, 2022, 78,725 Class A shares representing $738,015 were exchanged for 78,783 Class I.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that financial highlights information in the following tables for the fund’s Class Y shares represents the financial highlights of the Institutional shares, respectively of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, before the fund commenced operations as of the close of business on February 2, 2018, and represents the performance of the fund’s Class Y thereafter. Before the fund commenced operations, all of the assets of the FundVantage Trust, Insight Investment Grade Bond Fund were transferred to the fund in exchange for Class Y shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
October 31, 2022		Year Ended April 30,
Class A Shares	(Unaduited)	2022	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	9.61	10.86	10.57	10.06	9.84	10.00
Investment Operations:
Net investment income[b]	.14	.22	.21	.27	.31	.03
Net realized and unrealized gain (loss) on investments	(.86)	(1.14)	.34	.52	.22[c]	(.12)
Total from Investment Operations	(.72)	(.92)	.55	.79	.53	(.09)
Distributions:
Dividends from net investment income	(.14)	(.23)	(.24)	(.28)	(.31)	(.07)
Dividends from net realized gain on investments	-	(.10)	(.02)	-	-	-
Total Distributions	(.14)	(.33)	(.26)	(.28)	(.31)	(.07)
Net asset value, end of period	8.75	9.61	10.86	10.57	10.06	9.84
Total Return (%)[d]	(7.57)[e]	(8.72)	5.25	7.93	5.51	(.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[f]	.72	.73	.77	.78	2.05[f]
Ratio of net expenses to average net assets	.70[f]	.70	.70	.70	.70	.70[f]
Ratio of net investment income to average net assets	2.90[f]	2.03	1.93	2.60	3.15	3.10[f]
Portfolio Turnover Rate	30.78[e]	68.40	106.79	124.64	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	297,804	341,370	410,139	386,236	351,017	176

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Month ended
October 31, 2022		Year Ended April 30,
Class C Shares	(Unaudited)	2022	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	9.62	10.87	10.57	10.07	9.84	10.00
Investment Operations:
Net investment income[b]	.10	.14	.13	.18	.23	.05
Net realized and unrealized gain (loss) on investments	(.86)	(1.14)	.35	.52	.24[c]	(.16)
Total from Investment Operations	(.76)	(1.00)	.48	.70	.47	(.11)
Distributions:
Dividends from net investment income	(.10)	(.15)	(.16)	(.20)	(.24)	(.05)
Dividends from net realized gain on investments	-	(.10)	(.02)	-	-	-
Total Distributions	(.10)	(.25)	(.18)	(.20)	(.24)	(.05)
Net asset value, end of period	8.76	9.62	10.87	10.57	10.07	9.84
Total Return (%)[d]	(7.91)[e]	(9.40)	4.55	7.01	4.81	(1.10)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.53[f]	1.49	1.49	1.53	1.56	3.16[f]
Ratio of net expenses to average net assets	1.45[f]	1.45	1.45	1.45	1.45	1.45[f]
Ratio of net investment income to average net assets	2.15[f]	1.28	1.18	1.75	2.39	2.35[f]
Portfolio Turnover Rate	30.78[e]	68.40	106.79	124.64	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	14,995	17,471	20,670	13,422	5,810	15

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

Six Months Ended
October 31, 2022			Year Ended April 30,
Class I Shares	(Unaudited)	2022	2021	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	9.61	10.86	10.57	10.06	9.83	10.00
Investment Operations:
Net investment income[b]	.15	.24	.24	.28	.31	.03
Net realized and unrealized gain (loss) on investments	(.86)	(1.13)	.34	.54	.26[c]	(.13)
Total from Investment Operations	(.71)	(.89)	.58	.82	.57	(.10)
Distributions:
Dividends from net investment income	(.15)	(.26)	(.27)	(.31)	(.34)	(.07)
Dividends from net realized gain on investments	-	(.10)	(.02)	-	-	-
Total Distributions	(.15)	(.36)	(.29)	(.31)	(.34)	(.07)
Net asset value, end of period	8.75	9.61	10.86	10.57	10.06	9.83
Total Return (%)	(7.46)[d]	(8.50)	5.51	8.19	5.92	(.97)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[e]	.46	.48	.50	.47	1.98[e]
Ratio of net expenses to average net assets	.45[e]	.45	.45	.45	.45	.45[e]
Ratio of net investment income to average net assets	3.14[e]	2.27	2.17	2.71	3.35	3.35[e]
Portfolio Turnover Rate	30.78[d]	68.40	106.79	124.64	185.04[f]	293.18
Net Assets, end of period ($ x 1,000)	751,577	1,013,672	1,126,126	717,095	188,471	130

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Not annualized.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2022		Year Ended April 30,
Class Y Shares†	(Unaudited)	2022	2021	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	9.62	10.87	10.56	10.06	9.84	10.06
Investment Operations:
Net investment income[a]	.15	.25	.24	.29	.33	.27
Net realized and unrealized gain (loss) on investments	(.86)	(1.13)	.36	.52	.22[b]	(.17)
Total from Investment Operations	(.71)	(.88)	.60	.81	.55	.10
Distributions:
Dividends from net investment income	(.15)	(.27)	(.27)	(.31)	(.33)	(.27)
Dividends from net realized gain on investments	-	(.10)	(.02)	-	-	(.05)
Total Distributions	(.15)	(.37)	(.29)	(.31)	(.33)	(.32)
Net asset value, end of period	8.76	9.62	10.87	10.56	10.06	9.84
Total Return (%)	(7.43)[c]	(8.44)	5.75	8.12	5.76	.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.42[d]	.40	.41	.43	.63	1.21
Ratio of net expenses to average net assets	.42[d]	.40	.41	.43	.45	.76
Ratio of net investment income to average net assets	3.19[d]	2.32	2.22	3.02	3.38	2.69
Portfolio Turnover Rate	30.78[c]	68.40	106.79	124.64	185.04[e]	293.18
Net Assets, end of period ($ x 1,000)	1,107	1,527	2,573	6,842	57,889	41,170

† Represents information for Institutional shares of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, through February 2, 2018.

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 450 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (200 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	57,517,468	-	57,517,468
Collateralized Loan Obligations	-	66,097,853	-	66,097,853
Commercial Mortgage-Backed	-	13,762,843	-	13,762,843
Corporate Bonds	-	505,323,307	-	505,323,307
Foreign Governmental	-	8,353,862	-	8,353,862
Investment Companies	24,566,633	-	-	24,566,633

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments in Securities:†(continued)
Municipal Securities	-	7,582,508	-	7,582,508
U.S. Government Agencies Collateralized Mortgage Obligations	-	5,004,930	-	5,004,930
U.S. Government Agencies Mortgage-Backed	-	267,868,400	-	267,868,400
U.S. Treasury Securities	-	123,133,537	-	123,133,537
Other Financial Instruments:
Futures††	6,916,685	-	-	6,916,685
Liabilities ($)
Other Financial Instruments:
Futures††	(9,747,217)	-	-	(9,747,217)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2022, BNY Mellon earned $4,626 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Debt Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

Collateralized Loan Obligations Risk: The fund invests in Collateralized Loan Obligations (“CLO”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk. The fund will not invest in CLO equity tranches.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,514,270 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2022. The fund has $146,339 of short-term capital losses and $1,367,931 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2022 was as follows: ordinary income $52,850,793. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022 (“FASB Effective Date”). Management had evaluated the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management will be adopting ASU 2020-04 and ASU 2021-01 on FASB Effective Date or if amended ASU 2020-04 new extended FASB Effective Date, if any. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Facility at the time of borrowing. During the period ended October 31, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2022 through September 1, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after September 1, 2023, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $149,123 during the period ended October 31, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended October 31, 2022, the Distributor retained $423 commissions earned on sales of the fund’s Class A shares and $693 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2022, Class C shares were charged $61,730 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2022, Class A and Class C shares were charged $405,982 and $20,577, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

October 31, 2022, the fund was charged $72,470 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,196.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2022, the fund was charged $13,415 pursuant to the custody agreement.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2022, the fund was charged $4,280 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2022, the fund was charged $9,556 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $321,127, Distribution Plan fees of $9,571, Shareholder Services Plan fees of $67,015, Custodian fees of $12,721, Chief Compliance Officer fees of $6,093 and Transfer Agent fees of $26,365, which are offset against an expense reimbursement currently in effect in the amount of $21,713.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and futures, during the period ended October 31, 2022, amounted to $372,737,819 and $561,084,279, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The SEC recently adopted Rule 18f-4 under the Act, which, effective August 18, 2022, regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund. Each type of derivative instrument that was held by the fund during the period ended October 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2022 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of October 31, 2022, there were no outstanding interest rate swaps.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of October 31, 2022 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	6,916,685	[1]	Interest rate risk	(9,747,217)	[1]
Gross fair value of derivative contracts	6,916,685			(9,747,217)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2022 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Swap Agreements	[2]	Total
Interest rate	28,156,685		-		28,156,685
Credit	-		(194,841)		(194,841)
Total	28,156,685		(194,841)		27,961,844

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[3]	Swap Agreements		Total
Interest rate	(18,982,875)		-		(18,982,875)
Total	(18,982,875)		-		(18,982,875)

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on swap agreements.
[3]	Net change in unrealized appreciation (depreciation) on futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2022:

Average Market Value ($)
Interest rate futures	304,103,255

The following summarizes the average notional value of swap agreements outstanding during the period ended October 31, 2022:

Average Notional Value ($)
Credit default swap agreements	25,584

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2022, accumulated net unrealized depreciation on investments inclusive of derivatives contracts was $188,291,780, consisting of $7,701,116 gross unrealized appreciation and $195,992,896 gross unrealized depreciation.

At October 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information

BNY Mellon Core Plus Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DCPAX Class C: DCPCX Class I: DCPIX Class Y: DCPYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 6347SA1022

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: December 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

        David J. DiPetrillo

        President (Principal Executive Officer)

Date: December 20, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: December 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)